December 23, 2009

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Growth Trust (the “Registrant”) on behalf of
Eaton Vance Asian Small Companies Fund
Eaton Vance Global Growth Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Worldwide Health Sciences Fund
Post-Effective Amendment No. 108 (1933 Act File No. 2-22019)
Amendment No. 81 (1940 Act File No. 811-1241) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) of the Funds, as well as Exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment has been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s filing made with the Securities and Exchange Commission on October 28, 2009 (Accession No. 0000940394-09-000808) and incorporates responses to comments made by Valerie Lithotomos of the Division of Investment Management to Katy Burke of Eaton Vance Management with regard to Eaton Vance Tax-Managed Emerging Markets Fund (“TMEM”) on October 23, 2009 and additional comments made by Ms. Lithotomos to Ms. Burke with regard to Eaton Vance Build America Bond Fund (“BABF”) on November 16, 2009. Unless otherwise noted in the filing letters for TMEM and BABF, all applicable comments provided on such filings have been incorporated.

Securities and Exchange Commission December 23, 2009 Page 2

     The Amendment is being filed for the purpose of bringing the financial statements and other information up to date, and in conjunction therewith contains other non-material changes. The Amendment is filed pursuant to Rule 485(b) and will be effective January 1, 2010. As internal counsel of the Registrant, I have reviewed the Amendment pursuant to Rule 485(b)(4) under the 1933 Act. It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b). Pursuant to Rule 485(b)(4), counsel’s representation letter dated December 23, 2009 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the office of the Registrant.

     The Registrant incorporates by reference the financial information for each Fund contained in its Annual Report to Shareholders dated August 31, 2009 (Accession No. 0000950123-09-053066).

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8579 or by fax at (617) 672-1579.

Very truly yours, /s/ Deidre E. Walsh Deidre E. Walsh Vice President